UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of September 30, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.8%
Consumer Discretionary — 18.3%
	Distributors — 0.9%
1,600	Genuine Parts Co.	132,658

	Hotels, Restaurants & Leisure — 1.3%
1,583	Marriott International, Inc., Class A	107,990
1,226	Starwood Hotels & Resorts Worldwide, Inc.	81,522

		189,512

	Household Durables — 2.8%
3,223	Jarden Corp. (a)	157,550
1,370	Mohawk Industries, Inc. (a)	249,030

		406,580

	Internet & Catalog Retail — 1.5%
1,809	Expedia, Inc.	212,892

	Media — 2.6%
1,867	CBS Corp. (Non-Voting), Class B	74,497
2,521	DISH Network Corp., Class A (a)	147,072
4,485	TEGNA, Inc.	100,424
3,340	Time, Inc.	63,618

		385,611

	Multiline Retail — 2.2%
4,288	Kohl’s Corp.	198,569
1,774	Nordstrom, Inc.	127,234

		325,803

	Specialty Retail — 5.6%
268	AutoZone, Inc. (a)	193,717
2,641	Bed Bath & Beyond, Inc. (a)	150,602
5,053	Best Buy Co., Inc.	187,585
4,933	Gap, Inc. (The)	140,603
1,978	Tiffany & Co.	152,726

		825,233

	Textiles, Apparel & Luxury Goods — 1.4%
1,245	PVH Corp.	126,925
1,067	V.F. Corp.	72,806

		199,731

	Total Consumer Discretionary	2,678,020

Consumer Staples — 6.0%
	Beverages — 1.9%
1,061	Constellation Brands, Inc., Class A	132,815
1,886	Dr. Pepper Snapple Group, Inc.	149,117

		281,932

	Food & Staples Retailing — 2.1%
5,710	Kroger Co. (The)	205,948
15,560	Rite Aid Corp. (a)	94,449

		300,397

	Food Products — 0.9%
1,448	Hershey Co. (The)	133,015

	Household Products — 0.4%
1,543	Energizer Holdings, Inc.	59,715

	Personal Products — 0.7%
1,262	Edgewell Personal Care Co.	102,957

	Total Consumer Staples	878,016

Energy — 5.1%
	Oil, Gas & Consumable Fuels — 5.1%
7,722	Columbia Pipeline Group, Inc.	141,230
4,797	Energen Corp.	239,159
3,217	EQT Corp.	208,348
2,503	PBF Energy, Inc., Class A	70,656
6,941	Southwestern Energy Co. (a)	88,083

	Total Energy	747,476

Financials — 31.4%
	Banks — 7.3%
4,791	Citizens Financial Group, Inc.	114,316
1,324	City National Corp.	116,563
11,271	Fifth Third Bancorp	213,138
1,965	First Republic Bank	123,361
5,177	Huntington Bancshares, Inc.	54,876
1,674	M&T Bank Corp.	204,140
5,028	SunTrust Banks, Inc.	192,285
1,631	Zions Bancorporation	44,905

		1,063,584

	Capital Markets — 4.4%
1,655	Ameriprise Financial, Inc.	180,608
3,935	Invesco Ltd.	122,900
1,751	Legg Mason, Inc.	72,854
1,450	Northern Trust Corp.	98,855
2,309	T. Rowe Price Group, Inc.	160,507

		635,724

	Consumer Finance — 0.7%
4,995	Ally Financial, Inc. (a)	101,802

	Insurance — 9.0%
214	Alleghany Corp. (a)	100,145
1,207	Chubb Corp. (The)	148,067
4,083	Hartford Financial Services Group, Inc. (The)	186,908
6,215	Loews Corp.	224,612
3,701	Marsh & McLennan Cos., Inc.	193,268
3,014	Old Republic International Corp.	47,141
2,066	Progressive Corp. (The)	63,301

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
4,150	Unum Group	133,130
1,153	W.R. Berkley Corp.	62,688
4,448	XL Group plc, (Ireland)	161,551

		1,320,811

	Real Estate Investment Trusts (REITs) — 9.6%
2,601	American Campus Communities, Inc.	94,273
2,586	American Homes 4 Rent, Class A	41,579
1,007	AvalonBay Communities, Inc.	176,102
799	Boston Properties, Inc.	94,657
5,251	Brixmor Property Group, Inc.	123,298
5,105	General Growth Properties, Inc.	132,571
1,970	HCP, Inc.	73,388
6,696	Kimco Realty Corp.	163,573
3,195	Outfront Media, Inc.	66,448
3,699	Rayonier, Inc.	81,638
1,517	Regency Centers Corp.	94,279
1,683	Vornado Realty Trust	152,156
3,898	Weyerhaeuser Co.	106,563

		1,400,525

	Thrifts & Mortgage Finance — 0.4%
6,261	Hudson City Bancorp, Inc.	63,675

	Total Financials	4,586,121

Health Care — 5.6%
	Health Care Providers & Services — 5.6%
1,747	AmerisourceBergen Corp.	165,903
3,627	Brookdale Senior Living, Inc. (a)	83,278
1,395	Cigna Corp.	188,364
727	Henry Schein, Inc. (a)	96,522
1,131	Humana, Inc.	202,391
639	Universal Health Services, Inc., Class B	79,729

	Total Health Care	816,187

Industrials — 8.9%
	Building Products — 0.8%
2,564	Fortune Brands Home & Security, Inc.	121,702

	Electrical Equipment — 2.5%
2,612	AMETEK, Inc.	136,656
1,705	Hubbell, Inc., Class B	144,811
1,578	Regal Beloit Corp.	89,064

		370,531

	Industrial Conglomerates — 1.1%
1,880	Carlisle Cos., Inc.	164,266

	Machinery — 2.4%
2,179	IDEX Corp.	155,344
3,400	Rexnord Corp. (a)	57,730
873	Snap-on, Inc.	131,813

		344,887

	Professional Services — 1.1%
1,583	Equifax, Inc.	153,868

	Trading Companies & Distributors — 1.0%
2,433	MSC Industrial Direct Co., Inc., Class A	148,498

	Total Industrials	1,303,752

Information Technology — 9.0%
	Communications Equipment — 0.5%
2,630	CommScope Holding Co., Inc. (a)	78,993

	Electronic Equipment, Instruments & Components — 2.6%
2,766	Amphenol Corp., Class A	140,933
4,182	Arrow Electronics, Inc. (a)	231,167

		372,100

	IT Services — 1.8%
3,796	Jack Henry & Associates, Inc.	264,271

	Semiconductors & Semiconductor Equipment — 2.6%
2,489	Analog Devices, Inc.	140,382
1,376	KLA-Tencor Corp.	68,776
4,064	Xilinx, Inc.	172,307

		381,465

	Software — 1.5%
4,793	Synopsys, Inc. (a)	221,361

	Total Information Technology	1,318,190

Materials — 5.3%
	Chemicals — 2.3%
1,813	Airgas, Inc.	161,968
1,638	Albemarle Corp.	72,253
435	Sherwin-Williams Co. (The)	96,877

		331,098

	Containers & Packaging — 3.0%
1,815	Ball Corp.	112,909
3,450	Silgan Holdings, Inc.	179,528
2,878	WestRock Co.	148,022

		440,459

	Total Materials	771,557

Utilities — 9.2%
	Electric Utilities — 3.3%
2,239	Edison International	141,204
4,302	Westar Energy, Inc.	165,387
4,756	Xcel Energy, Inc.	168,398

		474,989

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Gas Utilities — 1.9%
1,863	National Fuel Gas Co.	93,124
9,821	Questar Corp.	190,625

		283,749

	Multi-Utilities — 4.0%
10,427	CenterPoint Energy, Inc.	188,099
4,664	CMS Energy Corp.	164,724
969	Sempra Energy	93,676
2,698	WEC Energy Group, Inc.	140,894

		587,393

	Total Utilities	1,346,131

	Total Common Stocks (Cost $10,493,487)	14,445,450

Short-Term Investment — 1.3%
	Investment Company — 1.3%
190,600	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $190,600)	190,600

	Total Investments — 100.1% (Cost $10,684,087)	14,636,050
	Liabilities in Excess of Other Assets — (0.1)%	(15,546)

	NET ASSETS — 100.0%	$14,620,504

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,432,446
Aggregate gross unrealized depreciation	(480,483)

Net unrealized appreciation/depreciation	$3,951,963

Federal income tax cost of investments	$10,684,087

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments - The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,636,050	$—	$—	$14,636,050

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2015

By:	/s/	Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 25, 2015